Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amount of Derivative Instruments
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

	December 31, 2025			December 31, 2024
	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)
Credit default swaps	$2.4	$—	$2.2	$—	$—	$—
Forwards(2)	—	(1.7)	133.3	—	(0.5)	31.0
Total	$2.4	$(1.7)		$—	$(0.5)
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(1)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the year.
(2)Contracts used to primarily manage foreign currency risks in underwriting.

Schedule of Net Change in Net Unrealized Gains (Losses) to Derivative Instruments
The following table presents the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the years ended December 31, 2025, 2024 and 2023. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange gains and losses in the Consolidated Statements of Income.

	2025		2024		2023
	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Credit default swaps	$—	$—	$—	$—	$—	$—
Forwards(1)	$(16.4)	$(1.3)	$(3.6)	$0.6	$3.8	$(7.3)
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(1)Contracts used to primarily manage foreign currency risks in underwriting.